UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

	AllianceBernstein Fixed-Income Shares, Inc.
	1345 Avenue of the Americas
	New York, NY 10105


2.	The name of each series of class of securities
for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X
	Fund name:


3.	Investment Company Act File Number: 811-06068
	Securities Act File Number: 33-34001


4(a).	Last Day of Fiscal Year for which this Form is
filed: April 30, 2012

4(b).	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
sold during the fiscal year pursuant to section
24 (f): $27,224,519,708

	(ii)	Aggregate sale price of securities
redeemed or repurchased during the fiscal year:
$25,183,249,563

	(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission: $5,826,276,188

	(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]: $31,009,525,751

	(v)	Net Sales: $0

	(vi)	Redemption credits available for use
in future years: $(3,785,006,043)

	(vii)	Multiplier for determining
registration fee: x 0.0001146

	(viii)	Registration Fee Due: = $0.00

6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: N/A

		If there is a number of shares
or other units that were registered pursuant to	rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7.	Interest due -- if this Form is being filed
more than 90 days after the end of the issuer's fiscal year: + $0

8.	Total amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]: $0

9.	Date the registration fee and any
interest payment was sent to the Commission's lockbox depository: N/A

	Method of Delivery:
		x	Wire Transfer
			Mail or other means

SIGNATURES
This report has been signed below by
the following persons on behalf of
the issuer and in the capacities
and on the date indicated.

By (Signature and Title)*:
Phyllis J. Clarke - Controller


Date: July 17, 2012

*  Please print or type the name and title
of the signing officer below the signature.